Acquisition of Businesses	6 Months Ended
Jun. 30, 2024
Acquisition of Businesses
Acquisition of Businesses

Note 2 – Acquisition of Businesses

On May 21, 2024 (Acquisition Date), Genmab completed the previously announced acquisition of all of the outstanding shares of ProfoundBio, resulting in ProfoundBio becoming a wholly-owned subsidiary of Genmab. The acquisition of ProfoundBio gave Genmab worldwide rights to three candidates in clinical development, including ProfoundBio’s lead drug candidate, rinatabart sesutecan (Rina-S). In addition, Genmab acquired ProfoundBio’s novel ADC technology platforms. Rina-S is a clinical-stage, FRα-targeted, TOPO1 ADC, currently in Phase 2 of a Phase 1/2 clinical trial, for the treatment of ovarian cancer and other FRα-expressing solid tumors. Based on the data from the ongoing Phase 1/2 clinical trial Genmab intends to broaden the development plans for Rina-S within ovarian cancer and other FRα-expressing solid tumors. In January 2024, the U.S. FDA granted Fast Track designation to Rina-S for the treatment of patients with FRα-expressing high-grade serous or endometrioid platinum-resistant ovarian cancer.

In addition to payment of USD 1.72 billion (DKK 11.80 billion) for all of the outstanding shares of ProfoundBio, Genmab also made a USD 199 million (DKK 1,368 million) payment to holders of outstanding ProfoundBio equity awards for settlement of such vested and non-vested awards. Of the USD 199 million (DKK 1,368 million) payment, USD 187 million (DKK 1,289 million) related to the portion of awards where the vesting period was completed prior to the Acquisition Date. This portion of the payment was therefore determined to be attributable to the pre-combination period and included in purchase consideration. The remaining USD 11 million (DKK 79 million) payment related to the portion of awards with future vesting conditions, and therefore attributable to post-combination services. The amount attributable to the post-combination service does not form part of the consideration and was therefore instead recognized as Acquisition and integration related charges in Genmab’s Consolidated Statements of Comprehensive Income during the second quarter of 2024.

The acquisition has been accounted for using the acquisition method of accounting which requires that assets acquired and liabilities assumed be recognized at their fair values as of the Acquisition Date and consolidated into Genmab’s Condensed Consolidated Balance Sheets. The results of operations for ProfoundBio have been included in Genmab’s consolidated financial statements from the Acquisition Date. A fair value measurement has been performed and the purchase price has been allocated to intangible assets, associated deferred tax liabilities, other assets and liabilities, as well as goodwill being the excess value of the purchase price over the fair value of assets acquired and liabilities assumed (the purchase price allocation). The purchase price allocation is considered provisional due to uncertainty on key assumptions which require detailed analysis which has not been possible to conclude as of June 30, 2024. Adjustments may be applied to the purchase price allocation for a period of up to 12 months from the Acquisition Date.

The total consideration for the acquisition of ProfoundBio is summarized as follows:

	Total Consideration
	Amounts in USD millions	Amounts in DKK millions
Cash paid for outstanding shares	1,718	11,798
Cash for equity compensation attributable to pre-combination service	187	1,289
Total consideration	1,905	13,087
Cash acquired	(122)	(841)
Cash used for acquisition of business	1,783	12,246

The purchase price allocation resulted in the following amounts being allocated to the assets acquired and liabilities assumed at the Acquisition Date based upon their respective fair values summarized below:

	Amounts Recognized as of the Acquisition Date
	Amounts in USD millions	Amounts in DKK millions
Cash and cash equivalents	122	841
Other current assets*	4	29
Property and equipment	6	41
IPR&D	1,540	10,577
Technology platform intangible asset	181	1,243
Other non-current assets**	3	21
Non-current deferred tax liability	(297)	(2,039)
Other current liabilities***	(15)	(108)
Total identifiable net assets	1,544	10,605
Goodwill	361	2,482
Total consideration	1,905	13,087

*Includes receivables and other investments

**Includes other investments and right-of use assets

***Includes other payables, deferred revenue, current deferred tax liability and lease liabilities

The carrying values of other current assets, property and equipment, other non-current assets and other current liabilities were determined to approximate their fair values.

The fair value assigned to acquired IPR&D, which was calculated using the multi-period excess earnings method of the income approach, was based on the present value of expected after-tax cash flows attributable to Rina-S, which is in Phase 1/2 testing. The present value of expected after-tax cash flows obtainable from Rina-S and assigned to IPR&D was determined by estimating the after-tax costs to complete development of Rina-S into a commercially viable product, estimating future revenue and ongoing expenses to produce, support and sell Rina-S, on an after-tax basis, and discounting the resulting net cash flows to present value. The revenue and costs projections used were reduced based on the probability that compounds at similar stages of development will become commercially viable products. The rate utilized to discount the net cash flows to their present value reflects the risk associated with the future earnings attributable to the intangible asset. Acquired IPR&D will be accounted for as an intangible asset not yet available for use until regulatory approval in a major market is received or development is discontinued.

The fair value of the technology platform intangible asset was calculated using the relief from royalty method of the income approach. This method includes assigning value based on the economic savings from owning, rather than in-licensing, the technology platform intangible asset supported by observable market data for peer companies, then discounting the resulting probability adjusted net post-tax cash flows using a discount rate commensurate with the risk associated with the future income or cost savings attributable to the intangible asset.

The significant assumptions used to estimate the value of the acquired intangible assets include discount rates and certain assumptions that form the basis of future cash flows (such as probabilities of technical and commercial success, revenue growth rates, operating margins, and royalty rates).

The excess of purchase price over the fair value amounts assigned to identifiable assets acquired and liabilities assumed represents the goodwill amount resulting from the acquisition. The goodwill recorded as part of the acquisition is attributable to the intangible assets that do not qualify for separate recognition at the time of the acquisition, assembled workforce and deferred tax consequences of the IPR&D and technology platform intangible asset recorded for financial statement purposes. Genmab does not expect any portion of this goodwill to be deductible for tax purposes. The goodwill attributable to the acquisition has been recorded as a non-current asset in Genmab’s Consolidated Balance Sheets and is not amortized, but is subject to review for impairment annually.

From the Acquisition Date through June 30, 2024, Genmab’s Condensed Consolidated Statements of Comprehensive Income include no revenue and the following expenses associated with the acquisition and operations of ProfoundBio (in DKK millions):

Consolidated Statements of Comprehensive Income (DKK million):	Acquisition Date through June 30, 2024
Research and development expenses	70
Selling, general and administrative expenses	7
Acquisition and integration related charges*	139
Total	216

*Acquisition related charges incurred from the Acquisition Date through June 30, 2024, are comprised of payments to holders of outstanding ProfoundBio equity awards related to post-combination services (DKK 79 million). The remaining expenses are integration related charges incurred from the Acquisition Date through June 30, 2024, which are comprised of professional fees incurred to assist with the integration of ProfoundBio into Genmab’s operations post-acquisition. Additionally, prior to the Acquisition Date, Genmab recorded DKK 113 million in Acquisition and integration related charges in Genmab’s Consolidated Statements of Comprehensive Income related to professional due diligence procedures in connection with the acquisition of ProfoundBio.

The following table provides Genmab’s consolidated revenue and net profit for the first six months of 2024 as if the acquisition of ProfoundBio had occurred on January 1, 2024 (in DKK millions):

(DKK million)	Six Month Period Ended June 30, 2024
Revenue	9,545
Net Profit	2,516

The unaudited pro forma information does not necessarily reflect the actual results of operations of the combined entities that would have been achieved, nor are they necessarily indicative of future results of operations. The unaudited pro forma information reflects certain adjustments that were directly attributable to the acquisition of ProfoundBio, including additional amortization adjustments for the fair value of the technology platform intangible asset acquired.

As of June 30, 2024, Cash and cash equivalents in Genmab’s Consolidated Balance Sheets includes USD 30 million (DKK 210 million) of restricted cash balances for funds held in escrow related to the acquisition of ProfoundBio.